Property, Plant and Equipment - Schedule of Capitalized Terminal Costs and Fixed Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation	$ 10,612	$ 10,587	$ 42,431	$ 42,936	$ 42,299
Property, plant and equipment, net	1,465,589		1,476,174	1,514,137
LNG terminal costs [Member]
Property, Plant and Equipment [Line Items]
Depreciation	10,500	10,500	42,100	42,600	41,800
Accumulated depreciation	(177,083)		(166,539)	(124,409)
Property, plant and equipment, net	1,465,029		1,475,595	1,513,764
LNG terminal [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,641,717		1,641,722	1,637,724
LNG terminal construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	241		256	286
LNG site and related costs, net [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	154		156	163
Fixed assets [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(2,335)		(2,270)	(1,968)
Property, plant and equipment, net	560		579	373
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	424		368	227
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	599		550	416
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,169		1,172	1,068
Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 703		$ 759	$ 630